Document and Entity Information Document and Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	ALIGN TECHNOLOGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-32259
Entity Tax Identification Number	94-3267295
Entity Address, Address Line One	410 North Scottsdale Road, Suite 1300
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85288
City Area Code	602
Local Phone Number	742-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	ALGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001097149
Amendment Flag	false